Prospectus and tatement of Additional Information Supplement -- June 16, 2004*

Product Name                                                                            Prospectus      SAI
                                                                                        Form #          Form #
IDS Life of New York Succession Select Variable Life Insurance (April 30, 2004)         S-6203 D        S-6337 A
IDS Life of New York Variable Universal Life IV/
     IDS Life of New York Variable Universal Life IV - Estate Series (April 30, 2004)   S-6419 D        S-6337 A

At a special meeting of the AXP Variable Portfolio Funds' shareholders held on June 9, 2004, the merger of AXP(R) Variable Portfolio - Blue Chip Advantage Fund and AXP(R) Variable Portfolio - Stock Fund into the AXP(R) Variable Portfolio - Capital Resource Fund was approved. The merger is expected to take place on July 9, 2004. Upon the merger, AXP(R) Variable Portfolio - Capital Resource Fund will change its name to AXP(R) Variable Portfolio - Large Cap Equity Fund.








S-6203-3 A (6/04)

* Valid until next prospectus update.
Destroy May 1, 2005